GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill
	December 31,
	2022	2023

Balance as of beginning of the year	$123,717	$153,241
Goodwill acquired	29,524	-

Closing balance	$153,241	$153,241

Schedule of Intangible Assets

	December 31,
	2022	2023

Original amount:

Technology	$55,922	$55,922
Customer relationships	9,586	9,586
Other	664	732

	66,172	66,240

Less - accumulated amortization	38,664	46,038

Intangible assets, net	$27,508	$20,202

Schedule of Future Amortization Expense
2024	7,340
2025	4,907
2026	3,490
2027	2,563
2028 and thereafter	1,902

$20,202